Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Deferred tax assets:
Total deferred tax assets				¥ 25,337	$ 3,845	¥ 26,942
Foreign Country | State Administration of Taxation, PRC
Deferred tax assets:
Net operating loss carry-forward				37,620		38,192
Less: valuation allowance	¥ (11,250)	¥ (11,250)	¥ (28,209)	(12,283)		(11,250)
Total deferred tax assets				25,337		26,942
Deferred tax liabilities:
Intangible assets				5,294		5,924
Total deferred tax liabilities				¥ 5,294		¥ 5,924
Beginning balance	11,250	17,479	28,209
Additions	4,836	7,510	10,881
Reversal	(3,257)	(13,666)	(21,375)
Expired	(546)	(73)	(236)
Ending balance	¥ 12,283	¥ 11,250	¥ 17,479